Financial Instruments - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Detail) $ in Millions	Dec. 31, 2019 MXN ($)
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
IFRS 16 lease obligation	$ 86,854
Less than 1 year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
IFRS 16 lease obligation	10,655
Less than 1 year [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	10,598
Loans from banks	5,745
Less than 1 year [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member] | IFRS 16 [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
IFRS 16 lease obligation	244
Less than 1 year [member] | Liquidity risk [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	1,291
1-2 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	1,130
Loans from banks	809
1-2 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member] | IFRS 16 [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
IFRS 16 lease obligation	153
1-2 years [member] | Liquidity risk [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	1,337
2-3 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	1,154
Loans from banks	902
2-3 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member] | IFRS 16 [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
IFRS 16 lease obligation	82
2-3 years [member] | Liquidity risk [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	1,192
3-4 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	29,446
Loans from banks	542
3-4 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member] | IFRS 16 [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
IFRS 16 lease obligation	35
3-4 years [member] | Liquidity risk [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	(1,011)
4-5 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	600
Loans from banks	4,711
4-5 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member] | IFRS 16 [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
IFRS 16 lease obligation	13
4-5 years [member] | Liquidity risk [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	671
Later than 5 years [member] | Liquidity risk [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	44,328
Later than 5 years [member] | Liquidity risk [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	$ (7,314)